Lease liabilities (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Lease liabilities [abstract]
Incremental borrowing rate	6.65%	6.65%
Total cash outflows for lease	$ 405,224	$ 462,955